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June 26, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  AIM Growth Series
     CIK No. 0000202032

Ladies and Gentlemen:

On behalf of AIM Growth Series (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 is the electronic version of the Fund's Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the combination of the following:

     - Atlantic Whitehall Mid-Cap Growth Fund, a series portfolio of Atlantic Whitehall Funds Trust, with AIM Mid-Cap Core Equity Fund, a series portfolio of the Fund.

Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,


/s/ Melanie Ringold

Melanie Ringold
Counsel